Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Equity - USD ($)	Mezzanine Equity [Member]	Common Stock [Member]	Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Mezzanine Equity, Balance, shares at Feb. 07, 2022
Mezzanine Equity, Balance at Feb. 07, 2022
Permanent Equity, Balance at Feb. 07, 2022
Permanent Equity, Balance, shares at Feb. 07, 2022
Common stock issuances		$ 1,982		2,749,518		2,751,500
Common stock issuances, shares		19,826,500
Equity-based compensation		$ 68		389,932		390,000
Equity-based compensation, shares		675,000
Net loss					(1,031,824)	(1,031,824)
Mezzanine Equity, Balance, shares at Sep. 30, 2022
Mezzanine Equity, Balance at Sep. 30, 2022
Permanent Equity, Balance at Sep. 30, 2022		$ 2,050		3,139,450	(1,031,824)	2,109,676
Permanent Equity, Balance, shares at Sep. 30, 2022		20,501,500
Common stock issuances		$ 182		1,820,187		1,820,369
Common stock issuances, shares		1,820,369
Equity-based compensation		$ 9		669,475		669,484
Equity-based compensation, shares		85,000
Net loss					(2,204,579)	(2,204,579)
Permanent Equity, Balance at Mar. 31, 2023		$ 2,241		5,629,112	(3,236,403)	2,394,950
Permanent Equity, Balance, shares at Mar. 31, 2023		22,406,869
Mezzanine Equity, Balance, shares at Sep. 30, 2022
Mezzanine Equity, Balance at Sep. 30, 2022
Permanent Equity, Balance at Sep. 30, 2022		$ 2,050		3,139,450	(1,031,824)	2,109,676
Permanent Equity, Balance, shares at Sep. 30, 2022		20,501,500
Common stock issuances	$ 5,000,000	$ 260		3,765,109		3,765,369
Common stock issuances, shares	2,000,000	2,598,369
Equity-based compensation		$ 9		2,383,994		2,384,003
Equity-based compensation, shares		85,000
Net loss					(6,250,401)	(6,250,401)
Mezzanine Equity, Balance, shares at Sep. 30, 2023	2,000,000
Mezzanine Equity, Balance at Sep. 30, 2023	$ 5,000,000					5,000,000
Permanent Equity, Balance at Sep. 30, 2023		$ 2,319		9,288,553	(7,282,225)	2,008,647
Permanent Equity, Balance, shares at Sep. 30, 2023		23,184,869
Permanent Equity, Balance at Dec. 31, 2022		$ 2,214		4,737,155	(1,715,969)	3,023,400
Permanent Equity, Balance, shares at Dec. 31, 2022		22,099,369
Common stock issuances		$ 27		307,473		307,500
Common stock issuances, shares		307,500
Equity-based compensation				584,484		584,484
Net loss					(1,520,434)	(1,520,434)
Permanent Equity, Balance at Mar. 31, 2023		$ 2,241		5,629,112	(3,236,403)	2,394,950
Permanent Equity, Balance, shares at Mar. 31, 2023		22,406,869
Permanent Equity, Balance at Sep. 30, 2023		$ 2,319		9,288,553	(7,282,225)	2,008,647
Permanent Equity, Balance, shares at Sep. 30, 2023		23,184,869
Common stock issuances		$ 82		2,466,355		2,466,437
Common stock issuances, shares		822,144
Mezzanine equity conversion	$ (5,000,000)	$ 200		4,999,800		5,000,000
Mezzanine equity conversion, shares	(2,000,000)	2,000,000
Equity-based compensation				152,457		152,457
Net loss					(2,991,573)	(2,991,573)
Mezzanine Equity, Balance, shares at Mar. 31, 2024
Mezzanine Equity, Balance at Mar. 31, 2024
Permanent Equity, Balance at Mar. 31, 2024		$ 2,601		16,907,165	(10,273,798)	6,635,968
Permanent Equity, Balance, shares at Mar. 31, 2024		26,007,013
Mezzanine Equity, Balance, shares at Dec. 31, 2023	2,000,000
Mezzanine Equity, Balance at Dec. 31, 2023	$ 5,000,000
Permanent Equity, Balance at Dec. 31, 2023		$ 2,319	2,106,437	9,288,553	(8,596,170)	2,801,139
Permanent Equity, Balance, shares at Dec. 31, 2023		23,184,869
Common stock issuances		$ 82	(2,106,437)	2,466,355		360,000
Common stock issuances, shares		822,144
Mezzanine equity conversion	$ (5,000,000)	$ 200		4,999,800		5,000,000
Mezzanine equity conversion, shares	(2,000,000)	2,000,000
Equity-based compensation				152,457		152,457
Equity-based compensation, shares
Net loss					(1,677,628)	(1,677,628)
Mezzanine Equity, Balance, shares at Mar. 31, 2024
Mezzanine Equity, Balance at Mar. 31, 2024
Permanent Equity, Balance at Mar. 31, 2024		$ 2,601		$ 16,907,165	$ (10,273,798)	$ 6,635,968
Permanent Equity, Balance, shares at Mar. 31, 2024		26,007,013